Goodwill - Summary of Breakdown and Changes in Goodwill (Detail) - EUR (€) € in Millions		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance		€ 29,462
Decrease		(2,693)
Impairments	€ 2,000	2,590
Ending balance		26,769	€ 29,462
Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance		29,462	29,612
Reclassification		0	0
Increase		0	0
Decrease		0	0
Impairments		(2,590)
Exchange differences		(103)	(150)
Ending balance		26,769	29,462
Core domestic [member] | Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance		28,077	28,077
Reclassification		0	0
Increase		0	0
Decrease		0	0
Impairments		(2,450)
Ending balance		25,627	28,077
International wholesale [member] | Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance		412	412
Reclassification		0	0
Increase		0	0
Decrease		0	0
Impairments		(140)
Ending balance		272	412
Domestic [member] | Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance		28,489	28,489
Reclassification		0	0
Increase		0	0
Decrease		0	0
Impairments		(2,590)
Ending balance		25,899	28,489
Brazil [member] | Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance		973	1,123
Reclassification		0	0
Increase		0	0
Decrease		0	0
Exchange differences		(103)	(150)
Ending balance		870	973
Other operations [member] | Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Reclassification		0	0
Increase		0	0
Decrease		€ 0	€ 0